Convertible Notes - Schedule of Convertible Notes (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Convertible Notes	$ 34,602	$ 34,900
Convertible Notes
Debt Instrument [Line Items]
Convertible Notes principal	35,063	35,494
Unamortized debt issuance costs	(461)	(594)
Convertible Notes	$ 34,602	$ 34,900